                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6732

            Van Kampen Advantage Pennsylvania Municipal Income Trust
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04
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VAN KAMPEN ADVANTAGE PENNSYLVANIA MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

PAR
AMOUNT
(000)    DESCRIPTION                                                                  COUPON        MATURITY          VALUE
         MUNICIPAL BONDS    152.9%
         PENNSYLVANIA    151.4%
$1,000    Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ                        5.125%       03/01/32       $ 1,001,390
 1,500    Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ                        5.250        03/01/32         1,515,630
 3,250    Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Cent Dev Inc
          Proj Rfdg (MBIA Insd)                                                         6.300        09/01/13         3,262,902
   905    Allegheny Cnty, PA Residential Mtg Single Family Ser KK-2
          (AMT) (GNMA Collateralized)                                                   5.750        05/01/33           925,625
 1,000    Allegheny Cnty, PA San Auth Swr (MBIA Insd)                                   5.750        12/01/13         1,135,210
 1,830    Allegheny Cnty, PA San Auth Swr (MBIA Insd)                                   5.750        12/01/18         2,059,976
 2,000    Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                               5.500        12/01/24         2,120,980
 2,640    Bensalem Twp, PA Sch Dist (FGIC Insd)                                         5.000        08/15/18         2,767,222
 1,150    Bucks Cnty, PA Wtr & Swr Rev Neshaminy Interceptor Ser A
          (AMBAC Insd)                                                                  5.375        06/01/14         1,264,724
 1,215    Bucks Cnty, PA Wtr & Swr Rev Neshaminy Interceptor Ser A
          (AMBAC Insd)                                                                  5.375        06/01/15         1,329,854
   870    Carbon Cnty, PA Indl Dev Auth Panther Creek Partn Proj Rfdg
          (AMT) (LOC: Paribas & Union Bk of CA Intl)                                    6.650        05/01/10           936,546
 1,500    Central Dauphin, PA Sch Dist (FSA Insd)                                       5.000        12/01/19         1,576,650
 5,000    Dauphin Cnty, PA Genl Auth Hosp Rev Hapsco Western PA Hosp
          Proj B Rfdg (Escrowed to Maturity) (MBIA Insd)                                6.250        07/01/16         5,811,250
 1,000    Delaware Cnty, PA Auth College Neumann College Rfdg                           6.000        10/01/31         1,012,440
 1,000    Delaware Cnty, PA Cap Apprec Rfdg                                                 *        11/15/10           788,820
 1,045    Delaware Cnty, PA Cap Apprec Rfdg                                                 *        11/15/11           780,876
 1,225    Delaware Cnty, PA Cap Apprec Rfdg                                                 *        11/15/12           864,642
 1,500    Delaware Vly, PA Regl Fin Auth                                                5.750        07/01/17         1,714,620
 2,735    Exeter Twp, PA Sch Dist (FGIC Insd)                                           5.000        05/15/25         2,776,435
 2,000    Greater Latrobe, PA Sch Auth (FGIC Insd)                                      5.250        04/01/17         2,152,240
 1,500    Harrisburg, PA Res Gtd Sub Ser D 2 (FSA Insd)                                 5.000        12/01/33         1,607,010
 1,000    Lycoming Cnty, PA Auth College Rev PA College of Technology
          (AMBAC Insd)                                                                  5.350        07/01/26         1,034,780
 1,095    Mars, PA Area Sch Dist Ser AA (MBIA Insd)                                         *        09/01/19           527,144
 1,095    Mars, PA Area Sch Dist Ser AA (MBIA Insd)                                         *        09/01/20           496,714
 1,095    Mars, PA Area Sch Dist Ser AA (MBIA Insd)                                         *        09/01/21           465,857
 2,500    Mercer Cnty, PA Indl Dev Auth Wtr Facs Philadelphia Sub Corp
          (AMT) (MBIA Insd)                                                             6.000        07/01/30         2,678,400
 1,000    Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr                             6.000        01/01/43         1,007,450
 1,205    Monroeville, PA Muni Auth San Ser B (MBIA Insd)                               5.250        12/01/18         1,294,809

1,350    Monroeville, PA Muni Auth San Ser B (MBIA Insd)                               5.250        12/01/20         1,437,507
1,500    Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington
         Mem Hosp Ser A                                                                5.125        06/01/32         1,448,160
1,000    Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev Adult
         Cmntys Total Svcs Ser B                                                       5.625        11/15/12         1,030,790
1,000    Montgomery Cnty, PA Indl Dev Auth Rev Res Rec Montenay
         Proj Ser A (MBIA Insd)                                                        5.250        11/01/14         1,103,960
1,000    Pennsylvania Hsg Fin Agy Single Family Mtg Ser 53A (AMT)                      6.000        10/01/15         1,035,800
2,450    Pennsylvania Hsg Fin Agy Single Family Mtg Ser 66A (AMT)                      5.650        04/01/29         2,487,975
2,000    Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ                            5.500        05/01/17         2,149,300
1,000    Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ                          5.500        05/01/34           989,790
1,000    Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson                       5.375        01/01/25         1,033,800
1,500    Pennsylvania St Higher Ed Fac Clarion Univ Fndtn Inc
         Ser A (XLCA Insd)                                                             5.250        07/01/18         1,599,435
1,500    Pennsylvania St Higher Ed Fac Clarion Univ Fndtn Inc
         Ser A (XLCA Insd)                                                             5.000        09/01/33         1,485,225
1,000    Pennsylvania St Higher Ed Fac Messiah College Ser AA3
         (Radian Insd)                                                                 5.500        11/01/22         1,048,680
1,560    Pennsylvania St Higher Ed Fac Philadelphia College
         Osteopathic Med                                                               5.000        12/01/16         1,631,448
1,850    Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                                 6.000        01/15/31         1,930,604
3,015    Pennsylvania St Tpk Commn Ser T Rfdg (FGIC Insd)                              5.500        12/01/10         3,390,036
1,970    Pennsylvania St Univ Rfdg                                                     5.250        03/01/18         2,118,479
1,500    Philadelphia, PA (FSA Insd)                                                   5.250        09/15/25         1,545,990
1,005    Philadelphia, PA Auth Indl Dev Amern College Of Physicians                    5.500        06/15/27         1,027,984
2,500    Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys
         Proj Ser A (AMT) (FGIC Insd)                                                  5.250        07/01/28         2,528,125
4,250    Philadelphia, PA Gas Wks Rev 12th Ser B (Escrowed to Maturity)
         (MBIA Insd)                                                                   7.000        05/15/20         5,205,442
4,100    Philadelphia, PA Wtr & Swr Rev Cap Apprec 14th Ser (MBIA Insd)                    *        10/01/07         3,749,450
5,000    Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales Tax
         (AMBAC Insd)                                                                  5.000        02/01/24         5,067,200
2,500    Pittsburgh, PA Ser A (AMBAC Insd)                                             5.500        09/01/17         2,689,000
2,000    Pittsburgh, PA Ser A (Prerefunded @ 09/01/09) (FGIC Insd)                     5.750        09/01/21         2,238,660
2,000    Pittsburgh, PA Wtr & Swr Rfdg (FGIC Insd)                                     6.500        09/01/13         2,372,320
1,000    Southcentral, PA Gen Auth Rev Wellspan Hlth Oblig (MBIA Insd)                 5.375        05/15/28         1,025,760
  685    State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist (FGIC Insd)                  5.250        11/01/18           739,903
1,220    State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist
         (Prerefunded @ 11/01/13) (FGIC Insd)                                          5.250        11/01/18         1,358,860
1,205    State Pub Sch Bldg Auth PA Sch Tuscarora Sch Dist Proj (FSA Insd)             5.250        04/01/20         1,285,699
1,270    State Pub Sch Bldg Auth PA Sch Tuscarora Sch Dist Proj (FSA Insd)             5.250        04/01/21         1,346,556

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
1,500    Susquehanna Area Regl Arpt Auth PA Arpt Ser D                                 5.375        01/01/18         1,494,960
1,850    Trinity Area Sch Dist PA (FGIC Insd)                                          5.250        11/01/20         1,980,684
  535    Unity Twp, PA Muni Auth Gtd Swr Cap Apprec (AMBAC Insd)                           *        11/01/14           339,511
1,075    Wilson, PA Sch Dist Second Ser (FSA Insd)                                     5.375        05/15/16         1,172,073
1,100    York Cnty, PA (AMBAC Insd)                                                    5.000        06/01/20         1,145,782
                                                                                                                  -------------
                                                                                                                   109,145,144
                                                                                                                  -------------

         U. S. VIRGIN ISLANDS    1.5%
1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A
         (ACA Insd)                                                                    6.125        10/01/29         1,058,670
                                                                                                                  -------------

TOTAL LONG-TERM INVESTMENTS    152.9%
   (Cost $103,538,942)                                                                                             110,203,814

Short-Term Investments    1.2%
   (Cost $900,000)                                                                                                     900,000
                                                                                                                  -------------

TOTAL INVESTMENTS    154.1%
   (Cost $104,438,942)                                                                                             111,103,814

OTHER ASSETS IN EXCESS OF LIABILITIES    1.4%                                                                        1,009,445

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (55.5%)                                                      (40,022,794)
                                                                                                                  -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                   $72,090,465
                                                                                                                  =============

           Percentages are calculated as a percentage of net assets applicable to common shares.
*          Zero coupon bond
---------  ---------------------------------------------------------------------
ACA        -  American Capital Access
AMBAC      -  AMBAC Indemnity Corp.
AMT        -  Alternative Minimum Tax
FGIC       -  Financial Guaranty Insurance Co.
FSA        -  Financial Security Assurance Inc.
GNMA       -  Government National Mortgage Association
LOC        -  Letter of Credit
MBIA       -  Municipal Bond Investors Assurance Corp.
Radian     -  Radian Asset Assurance
XLCA       -  XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.


(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Advantage Pennsylvania Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004